Approval of Financial Statements	12 Months Ended
Dec. 31, 2023
Disclosure Of Approval Of Financial Statement [Abstract]
Approval of Financial Statements	2. APPROVAL OF FINANCIAL STATEMENTS The consolidated financial statements were authorized for issue by the management on March 29, 2024.